RELATED PARTY TRANSACTIONS - Transactions with TCCC (Details) - TCCC - Entities with joint control or significant influence over entity - EUR (€) € in Millions	6 Months Ended
	Jun. 29, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 29	€ 28
Amounts affecting cost of sales	(1,429)	(1,484)
Amounts affecting operating expenses	2	(5)
Total net amount affecting the Consolidated Income Statement	(1,398)	€ (1,461)
Amount due from	97		€ 71
Amounts payable	€ 210		€ 162